Consolidated Statements of Stockholders' Equity - USD ($)	Common stock Class A common stock Angel Studios, Inc. CIK: 0001671941	Common stock Class B common stock Angel Studios, Inc. CIK: 0001671941	Common stock Class C Angel Studios, Inc. CIK: 0001671941	Common stock Class F Angel Studios, Inc. CIK: 0001671941	Additional Paid-in Capital Angel Studios, Inc. CIK: 0001671941	Accumulated Deficit Angel Studios, Inc. CIK: 0001671941	Noncontrolling Interests Angel Studios, Inc. CIK: 0001671941	Class A common stock	Class B common stock	Class C Angel Studios, Inc. CIK: 0001671941	Angel Studios, Inc. CIK: 0001671941	Total
Balance as of beginning at Dec. 31, 2021	$ 20,842	$ 3,349	$ 508		$ 39,538,876	$ (5,187,312)					$ 34,376,263
Balance as of beginning (in units) at Dec. 31, 2021	20,842,227	3,349,017	508,420
Stock options exercised	$ 77				258,778						$ 258,855
Stock options exercised (in units)	77,012										77,011
Transfer of Common Stock	$ (9,912)			$ 9,912
Transfer of Common Stock (in units)	(9,912,072)			9,912,072
Repurchase of Common Stock	$ (48)		$ (456)		(85,684)	(341,029)					$ (427,217)
Repurchase of Common Stock (in units)	(48,002)		(456,364)
Stock-based compensation expense					1,503,969						1,503,969
Net income (loss)						(13,710,708)					(13,710,708)	$ 18,132,948
Balance as of ending at Dec. 31, 2022	$ 10,959	$ 3,349	$ 52	$ 9,912	41,215,939	(19,239,049)					$ 22,001,162
Balance as of ending (in units) at Dec. 31, 2022	10,959,165	3,349,017	52,056	9,912,072				23,000,000	5,750,000		24,272,281
Stock options exercised				$ 29	17,305						$ 17,334
Stock options exercised (in units)				28,911
Issuance of Common Stock			$ 529		7,499,472						7,500,001
Number of common stock issued		(29)	528,914
Stock-based compensation expense					685,561						685,561
Net income (loss)						11,167,291	$ (82,849)				11,084,442	2,831,194
Balance as of ending at Sep. 30, 2023	$ 10,959	$ 3,349	$ 581	$ 9,941	49,418,277	(8,071,758)	(82,849)				41,288,500
Balance as of ending (in units) at Sep. 30, 2023	10,959,165	3,348,988	580,970	9,940,983
Balance as of beginning at Dec. 31, 2022	$ 10,959	$ 3,349	$ 52	$ 9,912	41,215,939	(19,239,049)					$ 22,001,162
Balance as of beginning (in units) at Dec. 31, 2022	10,959,165	3,349,017	52,056	9,912,072				23,000,000	5,750,000		24,272,281
Stock options exercised				$ 198	235,528						$ 235,726
Stock options exercised (in units)				197,656							197,656
Issuance of Common Stock			$ 529		7,499,472						$ 7,500,001
Number of common stock issued			528,914
Transfer of Common Stock	$ (20)	$ (3)	$ 318	$ (295)
Transfer of Common Stock (in units)	(20,000)	(2,630)	317,346	(294,716)
Repurchase of Common Stock				$ (8)	(107,065)						(107,073)
Repurchase of Common Stock (in units)				(7,551)
Stock-based compensation expense					1,031,656						1,031,656
Cumulative translation adjustment						2,064					2,064
Net income (loss)						9,163,794	(151,670)				9,012,124	2,729,602
Balance as of ending at Dec. 31, 2023	$ 10,939	$ 3,346	$ 899	$ 9,807	49,875,530	(10,073,191)	(151,670)				$ 39,675,660
Balance as of ending (in units) at Dec. 31, 2023	10,939,165	3,346,387	898,316	9,807,461				8,350,065	1,550,000		24,991,329
Balance as of beginning at Jun. 30, 2023	$ 10,959	$ 3,349	$ 581	$ 9,936	49,146,674	(33,723,564)	(44,330)				$ 15,403,605
Balance as of beginning (in units) at Jun. 30, 2023	10,959,165	3,348,988	580,970	9,935,006
Stock options exercised				$ 5	1,655						1,660
Stock options exercised (in units)				5,977
Stock-based compensation expense					269,948						269,948
Net income (loss)						25,651,806	(38,519)				25,613,287
Balance as of ending at Sep. 30, 2023	$ 10,959	$ 3,349	$ 581	$ 9,941	49,418,277	(8,071,758)	(82,849)				41,288,500
Balance as of ending (in units) at Sep. 30, 2023	10,959,165	3,348,988	580,970	9,940,983
Balance as of beginning at Dec. 31, 2023	$ 10,939	$ 3,346	$ 899	$ 9,807	49,875,530	(10,073,191)	(151,670)				$ 39,675,660
Balance as of beginning (in units) at Dec. 31, 2023	10,939,165	3,346,387	898,316	9,807,461				8,350,065	1,550,000		24,991,329
Stock options exercised				$ 179	457,641						$ 457,820
Stock options exercised (in units)				178,687
Issuance of Common Stock			$ 1,470		31,617,989						31,619,459
Number of common stock issued		(29)	1,470,180							330,687
Transfer of Common Stock	$ 334	$ (335)	$ 220	$ (219)
Transfer of Common Stock (in units)	333,528	(334,644)	220,420	(219,304)
Repurchase of Common Stock (in units)			(10,379)	(18,453)
Stock-based compensation expense					2,176,952						2,176,952
Cumulative translation adjustment						(2,063)					(2,063)
Net income (loss)						(51,182,073)	(87,403)				(51,269,476)	$ (1,739,275)
Balance as of ending at Sep. 30, 2024	$ 11,273	$ 3,011	$ 2,578	$ 9,748	83,528,063	(61,257,327)	(239,073)				$ 22,058,273
Balance as of ending (in units) at Sep. 30, 2024	11,272,693	3,011,714	2,578,537	9,748,391				5,363,113	1,550,000		26,611,335
Balance as of beginning at Jun. 30, 2024	$ 10,939	$ 3,346	$ 1,682	$ 9,701	59,750,371	(47,402,151)	(194,880)				$ 12,179,008
Balance as of beginning (in units) at Jun. 30, 2024	10,939,165	3,346,358	1,681,423	9,701,014
Stock options exercised				$ 76	233,577						233,653
Stock options exercised (in units)				75,798
Issuance of Common Stock			$ 888		23,368,600						23,369,488
Number of common stock issued			888,377
Transfer of Common Stock	$ 334	$ (335)	$ 19	$ (18)
Transfer of Common Stock (in units)	333,528	(334,644)	19,116	(18,000)
Repurchase of Common Stock (in units)			(10,379)	(10,421)
Stock-based compensation expense					661,678						661,678
Net income (loss)						(13,855,176)	(44,193)				(13,899,369)
Balance as of ending at Sep. 30, 2024	$ 11,273	$ 3,011	$ 2,578	$ 9,748	$ 83,528,063	$ (61,257,327)	$ (239,073)				$ 22,058,273
Balance as of ending (in units) at Sep. 30, 2024	11,272,693	3,011,714	2,578,537	9,748,391				5,363,113	1,550,000		26,611,335